Income Taxes (Details) - Schedule of reconciliation of gross unrecognized tax benefits - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Gross Unrecognized Tax Benefits Abstract
Unrecognized tax benefits at the beginning of the year	$ 2,767,276
Unrecognized tax benefits at the end of the year	3,044,004	2,767,276
Increases for tax positions taken in current year		2,767,276
Increases for tax positions taken in prior years	$ 276,728